J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Global Research Enhanced Index Fund

(All Share Classes)

(a series of JPMorgan Trust I)

JPMorgan International Research Enhanced Equity Fund

(All Share Classes)

(a series of JPMorgan Trust II)

(each a “Fund” and collectively, the “Funds”)

Supplement dated October 1, 2014

to the Statement of Additional Information

dated February 28, 2014, as supplemented June 30, 2014

The information in the Statement of Additional Information under the headings “Portfolio Managers – Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers – Portfolio Managers’ Ownership of Securities” with respect to each Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on performance of the accounts that are managed by each portfolio manager as of October 31, 2013:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Global Research Enhanced Index Fund
Ido Eisenberg*	0	$0	6	$2,366,904	7	$1,583,669
James Cook*	1	15,007	2	518,966	7	1,621,676

International Research Enhanced Equity Fund
Demetris Georghiou*	0	0	5	2,203,066	8	1,724,607
Ido Eisenberg*	0	0	6	2,366,904	7	1,583,669
James Cook*	1	15,007	2	518,966	7	1,621,676

*	As of 7/31/14

SUP-SAI-INTEQ-1014

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of October 31, 2013:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Global Research Enhanced Index Fund
Ido Eisenberg*	0	0	0	0	1	317,467
James Cook*	0	0	0	0	1	1,235,445

International Research Enhanced Equity Fund
Demetris Georghiou *	0	0	0	0	1	317,467
Ido Eisenberg*	0	0	0	0	1	317,467
James Cook*	0	0	0	0	1	1,235,445

*	As of 7/31/14

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of shares beneficially owned by each portfolio manager, as of October 31, 2013:

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Global Research Enhanced Index Fund
Ido Eisenberg*	X
James Cook *	X

International Research Enhanced Equity Fund
Demetris Georghiou*	X
Ido Eisenberg*	X
James Cook*	X

*	As of 9/30/14

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE